NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of non-vested stock options (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options [Member]
Non-vested options balance	171,998	278,000
Granted	299,086	85,269
Vested	(149,260)	(181,271)
Forfeited	(2,332)	(10,000)
Non-vested options balance	319,492	171,998
Weighted average fair value [Member]
Non-vested options, weighted average fair value (in Dollars per share)	1.95	1.59
Granted (in Dollars per share)	4.76	2.36
Vested (in Dollars per share)	2.27	1.62
Forfeited (in Dollars per share)	2.25	1.11
Non-vested options, weighted average fair value (in Dollars per share)	4.43	1.95